Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The Group’s accrued expenses and other current liabilities comprised of the following:

	As of December 31,
	2025	2024
Payroll payable	229,253	145,358
Payable to professionals	238,500	389,000
Freight payable	739,508	795,246
Other suppliers payable	35,275	—
Others	9,877	19,337
	$1,252,413	$1,348,941